Document and Entity Information	0 Months Ended
Jun. 01, 2015
Risk/Return:
Document Type	497
Document Period End Date	Jun. 01, 2015
Registrant Name	Dreyfus Institutional Reserves Funds
Central Index Key	0001423799
Amendment Flag	false
Document Creation Date	Jun. 01, 2015
Document Effective Date	Jun. 01, 2015
Prospectus Date	May 01, 2015
Dreyfus Institutional Reserves Treasury Fund | Institutional Shares
Risk/Return:
Trading Symbol	DNSXX
Dreyfus Institutional Reserves Treasury Fund | Hamilton Shares
Risk/Return:
Trading Symbol	DHLXX
Dreyfus Institutional Reserves Treasury Fund | Agency Shares
Risk/Return:
Trading Symbol	DGYXX
Dreyfus Institutional Reserves Treasury Fund | Premier Shares
Risk/Return:
Trading Symbol	DRRXX
Dreyfus Institutional Reserves Treasury Fund | Classic Shares
Risk/Return:
Trading Symbol	DSSXX